INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Deferred Tax Assets
Rental income received in advance	$ 240,974	$ 158,199
Net operating loss carryforward	1,851,535	2,235,743
Deferred revenue		347,083
Litigation deposit due from contractor	94,932	94,932
Other	373,559	389,043
Total	2,561,000	3,225,000
Deferred Tax Liabilities
Unbilled receivables	660,840	755,768
Property and equipment	7,347,278	6,950,048
Unrealized gain on marketable securities	189,882	136,184
Total	8,198,000	7,842,000
Net deferred tax liability	$ 5,637,000	$ 4,617,000